SCHEDULE OF AMOUNTS RECORDED IN OTHER COMPREHENSIVE INCOME OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Retirement Benefits [Abstract]
Actuarial (gain) loss arising from changes in financial assumptions	$ (250)	$ 157
Amortization recognized in net period benefit cost	(506)	(63)
Total	$ (756)	$ 94